Property, plant and equipment - Schedule Of Detailed Information About Property Plant Equipment And Leased Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 9,782,647	$ 8,838,305	$ 7,346,972
Plant and equipment owned [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,773,937
Right of use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 8,710